Fair Value of Financial Instruments (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Estimated carrying values and fair values of the Company's recorded financial instruments
The estimated carrying amounts and fair values of the Company’s recorded financial instruments not carried at fair market value are as follows:

	As of March 31, 2016		As of December 31, 2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
(In millions)
Assets:
Notes receivable, including current portion	$42	$42	$47	$47
Liabilities:
Long-term debt, including current portion	$5,601	$5,543	$5,656	$5,538

The estimated carrying amounts and fair values of the Company’s recorded financial instruments not carried at fair market value are as follows:

	As of June 30, 2016		As of December 31, 2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
(In millions)
Assets:
Notes receivable, including current portion	$38	$38	$47	$47
Liabilities:
Long-term debt, including current portion	$5,552	$5,552	$5,656	$5,538

The estimated carrying amounts and fair values of the Company’s recorded financial instruments not carried at fair market value are as follows:

	As of December 31, 2015		As of December 31, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In millions)
Assets:
Notes receivable, including current portion	47	47	61	61
Liabilities:
Long-term debt, including current portion	5,656	5,538	5,800	5,886

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The Company records its derivative assets and liabilities at fair value on its consolidated balance sheet. There were no derivative asset positions on the consolidated balance sheet as of March 31, 2016, and December 31, 2015. The following table presents liabilities measured and recorded at fair value on the Company's consolidated balance sheets on a recurring basis and their level within the fair value hierarchy:

	As of March 31, 2016	As of December 31, 2015
	Fair Value (a)	Fair Value (a)
(In millions)	Level 2	Level 2
Derivative liabilities:
Commodity contracts	2	2
Interest rate contracts	146	98
Total liabilities	$148	$100

(a) There were no assets or liabilities classified as Level 1 or Level 3 as of March 31, 2016, and December 31, 2015.

The Company records its derivative assets and liabilities at fair value on its consolidated balance sheet. There were no derivative asset positions on the Company's consolidated balance sheet as of December 31, 2015. The following table presents assets and liabilities measured and recorded at fair value on the Company's consolidated balance sheets on a recurring basis and their level within the fair value hierarchy:

	As of June 30, 2016	As of December 31, 2015
	Fair Value (a)	Fair Value (a)
(In millions)	Level 2	Level 2
Derivative assets:
Commodity contracts	$1	$—
Total assets	1	—
Derivative liabilities:
Commodity contracts	—	2
Interest rate contracts	159	98
Total liabilities	$159	$100

(a) There were no assets or liabilities classified as Level 1 or Level 3 as of June 30, 2016, and December 31, 2015.

The following table presents assets and liabilities measured and recorded at fair value on the Company's consolidated balance sheets on a recurring basis and their level within the fair value hierarchy:

	As of December 31, 2015	As of December 31, 2014
	Fair Value (a)	Fair Value (a)
(In millions)	Level 2	Level 2
Derivative assets:
Commodity contracts	$—	$2
Interest rate contracts	—	2
Total assets	$—	4
Derivative liabilities:
Commodity contracts	$2	3
Interest rate contracts	98	126
Total liabilities	$100	$129

(a) There were no assets or liabilities classified as Level 1 or Level 3 as of December 31, 2015, and 2014.